Share-based Payments - Schedule of Award Activity Related to Other Awards (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	0	0	217,530
Forfeited/expired after vesting (in shares)	0	0	(217,530)
As of end of the year (in shares)	0	0	0
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share)	¥ 0	¥ 0	¥ 5,956
Forfeited/expired after vesting (in JPY per share)	0	0	6,428
As of end of the year (in JPY per share)	¥ 0	¥ 0	¥ 0
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	371,668	395,762	367,642
Granted (in shares)	481,374	341,518	197,798
Forfeited before vesting (in shares)	(47,122)	(53,520)	(38,245)
Vested (in shares)	(457,680)	(312,092)	(341,148)
Transfer from Equity-Settled LTIP (in shares)	0	0	209,715
As of end of the year (in shares)	348,240	371,668	395,762